Other Financial Assets - Major Securities Included in Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Sirius XM Holdings Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	¥ 62,207	¥ 54,216
Stanley Electric Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	36,295	29,322
Mitsubishi UFJ Financial Group, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	10,108	10,147
Shindengen Electric Manufacturing Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	9,394	6,227
NIPPON SEIKI CO., LTD. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	7,247	8,989
Daido Steel Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	¥ 7,101	¥ 6,944